FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 8) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Derivative financial instruments	$ 458	$ 173
Financial liabilities
Derivative financial instruments		173
Level 1
Financial assets
Derivative financial instruments	0
Financial liabilities
Derivative financial instruments		0
Level 2
Financial assets
Derivative financial instruments	458
Financial liabilities
Derivative financial instruments		173
Level 3
Financial assets
Derivative financial instruments	$ 0
Financial liabilities
Derivative financial instruments		$ 0